Earnings per share	12 Months Ended
Sep. 30, 2023
Earnings per share
Earnings per share

8.    Earnings per share

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) attributable to shareholders by the weighted average number of ordinary shares in issue during the period.

Basic EPS in relation to profit/(loss) from continuing operations	Earnings	Weighted average number of shares	Per share amount
	$		$
2023	(73,906,929)	131,468,888	(0.5622)
2022	53,408,454	121,161,250	0.4408
2021	(271,729,101)	68,326,365	(3.9769)

Diluted EPS in relation to profit/(loss) from continuing operations

2023	(73,906,929)	131,468,888	(0.5622)
2022	53,408,454	121,929,892	0.4380
2021	(271,729,101)	68,326,365	(3.9769)

Basic EPS in relation to profit/(loss) from discontinued operations	Earnings	Weighted average number of shares	Per share amount
	$		$
2023	3,514,523	131,468,888	0.0267
2022	11,667,246	121,161,250	0.0963
2021	—	68,326,365	—

Diluted EPS in relation to profit/(loss) from discontinued operations

2023	3,514,523	131,468,888	0.0267
2022	11,667,246	121,929,892	0.0957
2021	—	68,326,365	—

Basic EPS in relation to profit/(loss) attributable to equity holders	Earnings	Weighted average number of shares	Per share amount
	$		$
2023	(70,392,929)	131,468,888	(0.5354)
2022	65,075,454	121,161,250	0.5371
2021	(271,729,101)	68,326,365	(3.9769)

Diluted EPS in relation to profit/(loss) attributable to equity holders

2023	(70,392,929)	131,468,888	(0.5354)
2022	65,075,454	121,929,892	0.5337
2021	(271,729,101)	68,326,365	(3.9769)

Diluted earnings per share is computed similar to basic earnings per share, except that the denominator is increased to include the number of additional ordinary shares that would have been outstanding if potential ordinary shares had been issued if such additional ordinary shares were dilutive. The share options and RSUs are dilutive and therefore have been included in the calculation for diluted earnings per share.

The average market value of the Company’s shares for the purpose of calculating the dilutive effect of share options and RSUs was based on quoted market prices for the year during which the options were outstanding.

Prior to the reverse recapitalisation, the EPS of the combined company is presented on the basis of Arqit Limited shares outstanding, adjusted using the share exchange ratio of 46.06.